Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
As at January 1	£ 95	£ 88
Unwinding of discount	6	7
Additions	264
As at December 31	365	95
Dilapidation Provision
Disclosure of other provisions [line items]
As at January 1	95	88
Unwinding of discount	6	7
As at December 31	101	£ 95
Tax and social security
Disclosure of other provisions [line items]
Additions	264
As at December 31	£ 264